S000060155 [Member] Investment Strategy - Alternative Strategies Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund seeks to generate long term growth across market cycles with reduced correlation to the equity and fixed income markets. The Fund seeks to achieve its investment objective by allocating its assets among shares of mutual funds, exchange-traded funds or closed-end funds managed by third-party professional money managers (“Underlying Funds”).
The Underlying Funds may apply a variety of alternative investment strategies, but will typically apply one or more of four main investment strategies, including: (i) investments in real asset strategies, (ii) equity-based tactical, value or event-driven strategies, (iii) absolute return strategies that seek to generate returns independent of market conditions, and (iv) equity hedged (i.e., long/short) strategies.
The Underlying Funds’ investment strategies may rely in part on derivative investments, such as futures, forwards, swaps, swaptions, and options, to implement their investment strategies, to generate positive returns, for hedging or risk management purposes, to limit volatility and to provide exposure to an instrument without directly purchasing it. The Underlying Funds’ investments may also include exposure to companies located both in the U.S. and in foreign countries, including companies located in emerging market countries. The Underlying Funds may invest in securities and other investments of all capitalization sizes, including securities and other investment that have exposure to small- and mid-capitalization issues. The Underlying Funds may also invest in investment grade fixed income securities of any maturity or duration.
The Fund may, in the future, allocate all or a portion of its assets directly to professional money managers (each, a “Sub-Adviser,” collectively, the “Sub-Advisers”), each of which would be responsible for investing its portion of the Fund’s assets. Currently, the Fund does not use any Sub-Advisers.
The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.
Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.